Restatement - Restatement of Balance Sheet and Statement of Operations and Stockholders' Equity (Details) - USD ($)			3 Months Ended				6 Months Ended	9 Months Ended	12 Months Ended
	May 18, 2020	Dec. 31, 2019	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Restatement [Line Items]
Warrant liability			$ 107,057,332	$ 71,511,999	$ 67,066,666		$ 67,066,666	$ 71,511,999	$ 90,539,999
Ordinary shares subject to possible redemption			551,526,730	591,432,995	595,977,264		595,977,264	591,432,995	569,661,141
Accumulated deficit		$ (5,288)	(47,019,391)	(7,113,121)	(2,568,852)		(2,568,852)	(7,113,121)	(28,884,980)
Additional paid-in capital			52,016,282	12,110,416	7,566,192		7,566,192	12,110,416	33,882,053
Change in fair value of warrant liabilities	$ (67,066,666)		(16,517,333)	(4,445,333)	0		0	(4,445,333)	(23,473,333)
Transaction costs					(2,536,382)		(2,536,382)	(2,536,382)	(2,536,382)
Net loss		$ (5,288)	(18,134,411)	(4,544,269)	(2,560,151)	$ (3,413)	(2,563,564)	(7,107,833)	(28,879,692)
Class A common stock
Restatement [Line Items]
Class A ordinary shares			$ 1,385	$ 986	$ 941		$ 941	$ 986	$ 1,203
Basic and diluted net loss per share, Class B			$ 0.00						$ 0.00
Class B common stock
Restatement [Line Items]
Class A ordinary shares			$ 1,725						$ 1,725
Basic and diluted net loss per share, Class B		$ (5,288)	$ (1.06)	$ (0.27)	$ (0.15)		$ (0.15)	$ (0.42)	$ (1.69)
Previously Reported [Member]
Restatement [Line Items]
Ordinary shares subject to possible redemption				$ 662,944,994	$ 663,043,930		$ 663,043,930	$ 662,944,994	$ 660,201,140
Accumulated deficit				(131,406)	(32,470)		(32,470)	(131,406)	(2,875,265)
Additional paid-in capital				5,129,416	5,030,481		5,030,481	5,129,416	7,873,243
Net loss				(98,936)	(23,769)		(27,182)	(126,118)	(2,869,977)
Previously Reported [Member] | Class A common stock
Restatement [Line Items]
Class A ordinary shares				$ 271	$ 270		$ 270	$ 271	$ 298
Previously Reported [Member] | Class B common stock
Restatement [Line Items]
Basic and diluted net loss per share, Class B				$ (0.01)	$ 0.00		$ 0.00	$ (0.02)	$ (0.18)
Revision of Prior Period, Reclassification, Adjustment [Member]
Restatement [Line Items]
Warrant liability				$ 71,511,999	$ 67,066,666		$ 67,066,666	$ 71,511,999	$ 90,539,999
Ordinary shares subject to possible redemption				(71,511,999)	(67,066,666)		(67,066,666)	(71,511,999)	(90,539,999)
Accumulated deficit				(6,981,715)	(2,536,382)		(2,536,382)	(6,981,715)	(26,009,715)
Additional paid-in capital				6,981,000	2,535,711		2,535,711	6,981,000	26,008,810
Change in fair value of warrant liabilities				(4,445,333)				(4,445,333)	(23,473,333)
Transaction costs					(2,536,382)		(2,536,382)	(2,536,382,000)	(2,536,382,000)
Net loss				(4,445,333)	(2,536,382)		(2,536,382)	(6,981,715)	(26,009,715)
Revision of Prior Period, Reclassification, Adjustment [Member] | Class A common stock
Restatement [Line Items]
Class A ordinary shares				$ 715	$ 671		$ 671	$ 715	$ 905
Revision of Prior Period, Reclassification, Adjustment [Member] | Class B common stock
Restatement [Line Items]
Basic and diluted net loss per share, Class B				$ (0.26)	$ (0.15)		$ (0.15)	$ (0.40)	$ (1.51)